Equity (Tables)	6 Months Ended
Jul. 02, 2022
Equity
Summary Of Ownership Interest In Noncontrolling Interest

		Ownership
	Common Units	Percentage
Common Units held by QualTek Services Inc.	22,171,350	45%
Common Units held by Flow-through Sellers	26,663,575	55%
Balance at end of period	48,834,925	100%